SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Jan. 09, 2024 HKD ($) $ / shares	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 USD ($) loan	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Jan. 19, 2024 USD ($)	Jan. 19, 2024 CNY (¥)
SUBSEQUENT EVENTS
Gross proceeds from the initial public offering								$ 554,914	$ 71,044
Amount of loan contract									$ 12,672	¥ 89,980
Subsequent Event
SUBSEQUENT EVENTS
Gross proceeds from the initial public offering	$ 554,914	$ 71,044
Payments for repurchase of initial public offering		28,169	¥ 200,000
Subsequent Event | CHS
SUBSEQUENT EVENTS
Price per share | $ / shares	$ 14.28
Gross proceeds from the initial public offering	$ 562,900	$ 72,200
Subsequent Event | Hebei CSPC Concord Hospital Management Co., LTD ("HCCH")
SUBSEQUENT EVENTS
Capital injection amount														$ 14,366	¥ 102,000
Subsequent Event | Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") | Xiamen International Bank Co., Ltd
SUBSEQUENT EVENTS
Granted maximum loan credit				$ 1,408							¥ 10,000
Working capital loan				$ 1,408							¥ 10,000
Interest rate				5.50%
Subsequent Event | Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") | Bank of Shanghai
SUBSEQUENT EVENTS
Interest rate					4.20%	4.20%
Principal amount					$ 1,408							¥ 10,000
Subsequent Event | Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") | Inner Mongolia Hongxin Yubang Supply Chain Co., Ltd
SUBSEQUENT EVENTS
Interest rate							6.00%
Principal amount							$ 7,042						¥ 50,000
Subsequent Event | Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") | Shanghai Linen International Trading Co.Ltd
SUBSEQUENT EVENTS
Interest rate							15.00%
Principal amount							$ 1,408						¥ 10,000
Number of loans settled in one lump sum at maturity | loan							2
Subsequent Event | SH MZJH | Bank of Shanghai
SUBSEQUENT EVENTS
Interest rate					4.50%	4.50%
Amount of loan contract					$ 1,406	¥ 9,980
Subsequent Event | Minimum | Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") | Xiamen International Bank Co., Ltd
SUBSEQUENT EVENTS
Period of loan				Jan. 03, 2024
Subsequent Event | Maximum | Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") | Xiamen International Bank Co., Ltd
SUBSEQUENT EVENTS
Period of loan				Jul. 03, 2024